UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2009

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2009

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

“Just as a cautious businessman avoids investing all his capital in one concern, so wisdom would probably admonish us also not to anticipate all our happiness from one quarter alone.” –Sigmund Freud

During the fiscal half year April-September, 2009 CAN SLIM® Select Growth Fund (CANGX) gained 11.38% compared to an advance of 34.02% in the broad average S&P 500® Index (“S&P 500®”). This rise in the S&P 500® continued to soothe investment wounds from the last two years and, hopefully, has jettisoned financial commentators’ favorite springtime line, “Sell in May and go away.” Despite repeated caution about the historically treacherous month of September, the market leaped over the proverbial wall of worry and marched onward. The improvement during the last two quarters has helped, but the bear market dug a deep hole and has kept many investors a long way from whole. Not even a 56.68% rise in the S&P 500® since March 9th could produce a positive return for the index for the last twelve months as of September 30, 2009 (-6.91%).

The Fund remained cautious in its reinvestment strategy, methodically scaling from 21% invested at the beginning of the 2nd quarter 2009 to 83.9% invested on September 30th, thus limiting its overall gains.  This strategy is a key ingredient of the CAN SLIM® system.  The “M” in CAN SLIM® stands for Market, and it’s important to us to wait for reinvestment in the market until stocks and market indices enter into what our systems define as a new confirmed rally with rising trading volume.

The rebound has been largely driven by companies priced for extinction. Companies like Citigroup, Bank of America, Las Vegas Sands and countless other banking and commodity stocks that were down over 85% since last summer have now been reassessed as the market decided we are not heading into a Great Depression. Meanwhile, leadership and momentum have been depressed and growth stocks have whimpered as a pattern of breakout and breakdown has cruelly replayed itself time and time again.

There has been remarkable correlation between winners and losers on a relative strength basis since the March 9th bottom. Very rarely does one find such consistency in the market. Because the CAN SLIM® discipline

CAN SLIM® SELECT GROWTH FUND

demands that a stock have a strong relative strength measurement upon investment, it is easy to see why the Fund gain these last 6 months has been muted.  Though historically “the trend is your friend”, since March 9th, 2009 the opposite has been true — previous losers have outperformed previous winners by a staggering 130%, calculated by deducting the lowest return from the highest return in the table below.

In fact, the worse a stock’s return was in the five months leading up to the March 9th bottom, the better it has been in the recovery with a remarkable degree of consistency. The correlation between trailing five-month return and return during the recovery was -0.70.

As the table below shows, stocks with strong relative five-month momentum leading up to the March 9th bottom had performed remarkably well given the market crash, but their performance was uninspired. Conversely, stocks which had done terribly have more than doubled as of June 16th, marking the first most powerful move in the markets gain. Deciles below are ranked by trailing five-month returns with one as strongest and ten being the weakest.

	Decile by Trailing
	5-Month Return	Average Return
	(As of 3/9/2009)	10/9/2008-3/9/2009	3/9/2009-6/16/2009

Best Momentum	1	3.2%	15.7%
	2	-21.2%	21.4%
	3	-29.7%	28.2%
	4	-36.4%	36.5%
	5	-42.2%	39.5%
	6	-47.9%	50.6%
	7	-53.4%	60.8%
	8	-59.5%	62.5%
	9	-66.7%	84.5%
Worst Momentum	10	-79.5%	145.3%

Source:  OSAM, Inc.

Historically, there have been several periods in which low momentum stocks outperformed high momentum stocks. In general, these periods were aligned with inflection points where stock leadership changed dramatically. These periods are unpredictable, but not unexpected. Importantly, by following the worst periods for momentum investing, CAN SLIM® returned to form.

CAN SLIM® SELECT GROWTH FUND

There is nothing in recent short-term inversion of momentum that indicates that relative strength cannot be a profitable attribute in the future. As is so often the case in investing, the best time to follow a strategy is usually when it is hardest to do so.

Though high-quality growth stocks have been largely ignored the past 6 months, the Fund appeared to be gaining traction as it outperformed the S&P 500® four of the final five weeks of the fiscal half-year. Though it’s historically consistent and makes common sense that bear market bottoms occur as big losers (see AIG, Citibank, Fannie Mae) find buyers, for this bullish theme to sustain, leading stocks must develop and attract capital.

Well-financed companies with innovative products and sound marketing strategies can make solid profits. The CAN SLIM® methodology employed by the adviser is rules-based and has begun to identify stocks taking leadership roles. As the market reverts to its more normal pattern of rewarding this configuration, the Fund should gain further against the broad averages.

Sincerely,

Rick Semels
CEO

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies, your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by

CAN SLIM® SELECT GROWTH FUND

the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Correlation is the relationship between two variables during a period of time, especially one that shows a close match between the variables movements.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. 11/09

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2009 (UNAUDITED)

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09 - 9/30/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
(CONTINUED)

of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/09	9/30/09	4/1/09 – 9/30/09*
Actual	$1,000	$1,114	$9.01
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

COMMON STOCKS: 82.1%

Automobiles & Components: 0.9%
20,141	Cooper Tire & Rubber Co.	$354,079

Banks: 2.0%
9,498	ICICI Bank Ltd. - ADR	366,243
7,332	KB Financial Group, Inc. - ADR*	377,378
		743,621
Capital Goods: 6.8%
13,123	Applied Signal Technology, Inc.	305,372
10,221	Bucyrus International, Inc. - Class A	364,072
8,759	Cubic Corp.	345,718
13,476	Encore Wire Corp.	301,054
7,486	General Cable Corp.*	293,077
5,482	Goodrich Corp.	297,892
5,750	Middleby Corp.*	316,307
10,914	Oshkosh Corp.	337,570
		2,561,062
Commercial Services & Supplies: 0.8%
9,972	ICF International, Inc.*	302,351

Consumer Durables & Apparel: 6.6%
17,545	American Greetings Corp.	391,254
11,971	Carter’s, Inc.*	319,626
10,861	Coach, Inc.	357,544
8,573	Homex Development Corp. - ADR*	323,888
12,115	Jarden Corp.*	340,068
9,584	Steven Madden Ltd.*	352,787
8,997	The Warnaco Group, Inc.*	394,608
		2,479,775
Diversified Financials: 2.8%
1,277	CME Group, Inc.	393,559
4,428	Deutsche Bank AG	339,938
6,094	State Street Corp.	320,544
		1,054,041

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 82.1% (Continued)

Energy: 5.7%
10,433	Atwood Oceanics, Inc.*	$367,972
8,266	Energy Transfer Partners L.P.	351,718
16,982	Geokinetics, Inc.*	360,018
15,873	NuStar GP Holdings, LLC	393,650
9,619	Suncor Energy, Inc.	332,433
7,427	World Fuel Services Corp.	357,016
		2,162,807
Food, Beverage & Tobacco: 2.5%
6,933	Green Mountain Coffee Roasters, Inc.*	511,933
5,990	Wimm-Bill-Dann Foods OJSC - ADR*	428,345
		940,278
Health Care Equipment & Services: 11.2%
5,155	Cerner Corp.*	385,594
8,008	Computer Programs & Systems, Inc.	331,611
5,578	Edwards Lifesciences Corp.*	389,958
9,744	HMS Holdings Corp.*	372,513
8,611	Illumina, Inc.*	365,967
1,463	Intuitive Surgical, Inc.*	383,672
16,975	MedAssets, Inc.*	383,126
6,127	Medco Health Solutions, Inc.*	338,884
10,836	Orthofix International NV*	318,470
11,845	Sirona Dental Systems, Inc.*	352,389
10,108	WebMD Health Corp.*	334,777
5,883	Wellpoint, Inc.*	278,619
		4,235,580
Hotels, Restaurants & Leisure: 1.0%
20,789	The Cheesecake Factory, Inc.*	385,012

Insurance: 1.6%
4,619	China Life Insurance Co. Ltd. - ADR	303,514
14,166	Delphi Financial Group, Inc.	320,577
		624,091

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 82.1% (Continued)

Materials: 6.8%
8,547	AngloGold Ashanti Ltd. - ADR	$348,376
8,157	BWAY Holding Co.*	150,986
10,625	Cia de Minas Buenaventura SA - ADR	374,106
9,481	Goldcorp, Inc.	382,748
3,916	NewMarket Corp.	364,345
6,667	Rock-Tenn Co.	314,082
7,195	The Scotts Miracle-Gro Co.	309,025
29,594	Spartech Corp.	318,728
		2,562,396
Pharmaceuticals & Biotechnology: 1.9%
17,178	Crucell NV - ADR*	393,204
11,047	Valeant Pharmaceuticals International*	309,979
		703,183
Pharmaceuticals, Biotechnology & Life Sciences: 0.9%
7,122	Life Technologies Corp.*	331,529

Retailing: 8.6%
23,690	99 Cents Only Stores*	318,630
21,266	Big 5 Sporting Goods Corp.	321,117
10,446	Guess ?, Inc.	386,920
6,200	Jo-Ann Stores, Inc.*	166,346
8,203	Jos. A. Bank Clothiers, Inc.*	367,248
24,228	Kirkland’s, Inc.*	345,249
11,926	Nordstrom, Inc.	364,220
2,051	priceline.com, Inc.*	340,097
6,645	Ross Stores, Inc.	317,432
12,655	Signet Jewelers Ltd.	333,206
		3,260,465
Semiconductors & Semiconductor Equipment: 3.5%
9,929	Cree, Inc.*	364,891
7,900	NetLogic Microsystems, Inc.*	355,500

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 82.1% (Continued)

Semiconductors & Semiconductor
Equipment: 3.5% (Continued)
5,632	NVE Corp.*	$299,397
6,976	Silicon Laboratories, Inc.*	323,407
		1,343,195
Software & Services: 15.8%
10,600	Advent Software, Inc.*	426,650
18,070	AsiaInfo Holdings, Inc.*	360,858
927	Baidu, Inc. - ADR*	362,503
15,750	Blue Coat Systems, Inc.*	355,793
13,612	Check Point Software Technologies Ltd.*	385,900
17,736	China Fire & Security Group, Inc.*	340,531
679	Google, Inc. - Class A*	336,682
8,925	Lender Processing Services, Inc.	340,667
11,224	Longtop Financial Technologies Ltd. - ADR*	319,435
9,008	MAXIMUS, Inc.	419,773
9,736	McAfee, Inc.*	426,339
9,375	MercadoLibre, Inc.*	360,563
7,222	NetEase.com - ADR*	329,901
10,822	Pegasystems, Inc.	373,684
4,763	Quality Systems, Inc.	293,258
4,591	Shanda Interactive Entertainment Ltd. - ADR*	235,059
4,389	Visa, Inc.	303,324
		5,970,920
Technology Hardware & Equipment: 1.9%
22,586	Maxwell Technologies, Inc.*	416,260
7,308	Tech Data Corp.*	304,086
		720,346
Telecommunication Services: 0.8%
4,154	Millicom International Cellular SA*	302,162

TOTAL COMMON STOCKS
(Cost $26,884,217)		31,036,893

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Shares		Value

PREFERRED STOCKS: 1.8%

Telecommunication Services: 0.9%
13,168	Vivo Participacoes SA - ADR	$332,492

Transportation: 0.9%
32,798	GOL Linhas Aereas Inteligentes SA - ADR	336,835

TOTAL PREFERRED STOCKS
(Cost $546,470)		669,327

SHORT-TERM INVESTMENT: 7.4%

Money Market Fund: 7.4%
2,802,934	Fidelity Money Market Portfolio -
	Select Class, 0.373%**	2,802,934

TOTAL SHORT-TERM INVESTMENT
(Cost $2,802,934)		2,802,934

TOTAL INVESTMENTS IN SECURITIES: 91.3%
(Cost $30,233,621)		34,509,154
Other Assets in Excess of Liabilities: 8.7%		3,273,290
TOTAL NET ASSETS: 100.0%		$37,782,444

ADRAmerican Depository Receipt
*	Non-income producing security.
**	7-Day Yield

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS
Investments in securities, at value
(cost $30,233,621) (Note 2)	$34,509,154
Cash	5,874
Receivables:
Investment securities sold	292,720
Fund shares sold	4,049,150
Dividends and interest	7,756
Prepaid expenses	29,309
Total assets	38,893,963

LIABILITIES
Payables:
Investment securities purchased	1,009,151
Fund shares redeemed	3,107
Investment advisory fees, net	24,905
Administration fees	5,504
Custody fees	205
Distribution fees	19,772
Fund accounting fees	8,722
Transfer agent fees	9,409
Chief Compliance Officer fees	2,891
Other accrued expenses	27,853
Total liabilities	1,111,519
NET ASSETS	$37,782,444

Net asset value, offering and redemption price
per share ($37,782,444/3,939,733 shares
outstanding; unlimited number of shares
authorized without par value)	$9.59

COMPONENTS OF NET ASSETS
Paid-in capital	$47,419,395
Accumulated net investment loss	(158,529)
Accumulated net realized loss on investments	(13,753,955)
Net unrealized appreciation on investments	4,275,533
Net assets	$37,782,444

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENT INCOME
Dividends	$88,786
Interest	30,498
Total investment income	119,284

EXPENSES (Note 3)
Investment advisory fees	163,420
Distribution fees	40,855
Administration fees	32,684
Transfer agent fees	24,144
Miscellaneous expenses	17,372
Fund accounting fees	15,299
Registration fees	11,904
Audit fees	10,729
Reports to shareholders	7,831
Chief Compliance Officer fees	5,391
Legal fees	2,456
Custody fees	2,355
Trustee fees	1,880
Insurance expense	961
Total expenses	337,281
Less: fees waived	(59,468)
Net expenses	277,813
Net investment loss	(158,529)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(847,948)
Change in net unrealized appreciation on investments	4,596,858
Net realized and unrealized gain on investments	3,748,910
Net increase in net assets
resulting from operations	$3,590,381

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,	Year Ended
	2009	March 31,
	(Unaudited)	2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(158,529)	$(10,308)
Net realized loss
on investments	(847,948)	(3,478,148)
Change in net unrealized appreciation
(depreciation) on investments	4,596,858	(266,315)
Net increase (decrease) in net
assets resulting from operations	3,590,381	(3,754,771)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change in
outstanding shares (a) (b)	3,531,812	9,507,808
Total increase in net assets	7,122,193	5,753,037

NET ASSETS
Beginning of period/year	30,660,251	24,907,214
End of period/year	$37,782,444	$30,660,251
Accumulated net investment loss	$(158,529)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2009		Year Ended
	(Unaudited)		March 31, 2009
	Shares	Value	Shares	Value
Shares sold	2,232,522	$20,305,963	2,202,472	$20,675,775
Shares
redeemed (b)	(1,855,336)	(16,774,151)	(1,153,325)	(11,167,967)
Net increase	377,186	$3,531,812	1,049,147	$9,507,808

(b)	Net of redemption fees of $2,630 and $4,102 respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD

	Six Months
	Ended					Period
	September 30,					Ended
	2009		Year Ended March 31,			March 31,
	(Unaudited)		2009	2008	2007	2006*
Net asset value,
beginning of
year/period	$8.61		$9.91	$9.70	$11.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.04)		0.00	(0.07)	(0.10)	(0.02)
Net realized and
unrealized gain (loss)
on investments	1.02		(1.30)	0.28	(1.64)	1.44
Total from
investment operations	0.98		(1.30)	0.21	(1.74)	1.42

LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.02	0.00	**
Net asset value,
end of year/period	$9.59		$8.61	$9.91	$9.70	$11.42
Total return	11.38%^		(13.12)%	2.16%	(15.06)%	14.20%^

RATIO/SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$37.8		$30.7	$24.9	$44.8	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.06	%+	2.18%	2.01%	1.81%	2.39	%+
After fees waived and
expenses absorbed	1.70	%+	1.70%	1.70%	1.70%	1.70	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(1.33	)%+	(0.52)%	(0.83)%	(0.78)%	(1.68	)%+
After fees waived and
expenses absorbed	(0.97	)%+	(0.04)%	(0.52)%	(0.67)%	(0.99	)%+
Portfolio turnover rate	121%^		393%	226%	493%	118%^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund, is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.  The Fund commenced operations on September 26, 2005. On May 20, 2008, NorthCoast Asset Management, LLC started managing the Fund. Prior to May 20, 2008 the Fund was managed by another investment adviser.

The investment objective of the Fund is long-term capital appreciation from investments in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”).  When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At September 30, 2009, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$6,479,331	$—	$—	$6,479,331
Consumer Staples	940,277	—	—	940,277
Energy	2,162,807	—	—	2,162,807
Financials	2,421,752	—	—	2,421,752
Health Care	5,228,774	—	—	5,228,774
Industrials	3,203,945	—	—	3,203,945
Information
Technology	7,735,449	—	—	7,735,449
Materials	2,562,396	—	—	2,562,396
Telecommunication
Services	302,162	—	—	302,162
Total Common
Stocks	31,036,893	—	—	31,036,893
Preferred Stocks
Industrials	336,835	—	—	336,835
Telecommunication
Services	332,492	—	—	332,492
Total Preferred
Stocks	669,327	—	—	669,327
Short-Term
Investment	2,802,934	—	—	2,802,934
Total Investments
in Securities	$34,509,154	$—	$—	$34,509,154

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

At September 30, 2009, the Fund has an estimated capital loss carryforward of $9,398,423, which $9,229,320 expires in 2015 and $169,103 which expires in 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through November 27, 2009, the date the financial statements were available to be issued.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser” or “NorthCoast”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2009, the Fund incurred $163,420 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2009, the Adviser waived $59,468 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $174,850.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$115,382
March 31, 2013	$59,468

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the six months ended September 30, 2009, the Fund incurred $32,684 in administration fees.  The officers of the Trust are employees of the Administrator.   The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2009, the Fund was allocated $5,391 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2009, the Fund incurred $40,855 in distribution fees.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended September 30, 2009, were $41,098,908 and $28,269,967, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$30,373,751
Gross unrealized appreciation	4,472,837
Gross unrealized depreciation	(57,174)
Net unrealized appreciation*	$4,415,663

As of March 31, 2009, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Net unrealized depreciation*	$(461,455)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(12,765,877)
Total accumulated loss	$(13,227,332)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 3 and 4, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for CAN SLIM® Select Growth Fund with NorthCoast Asset Management, LLC, for another annual term.  At this meeting and at a prior meeting held on June 16, 2009, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, the Adviser’s disaster recovery plan, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and that the nature, overall quality, cost and extent of

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to their peer funds utilizing Lipper classifications.

The Board, taking into consideration the short period that NorthCoast has been managing the Fund, noted that the Fund’s one-year performance was good and ranked above the median of its peer group.  The Board took into account that during the course of the prior year it had met with the Adviser in-person to discuss various performance topics, including its recent performance.  The Board concluded that it was satisfied with the Fund’s performance.

3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

The Board took into account the Fund’s smaller asset size while considering the Fund’s expenses and noted that while the contractual advisory fee appeared to be in line with that of its peer group median, the Fund’s total expense ratio was above that of its peer group median.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.70%.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the 12b-1 fees paid to the Adviser.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.northcoastam.com.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
35 Mason Street
Greenwich, CT 06830
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date      November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date      November 30, 2009

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date      December 1, 2009

* Print the name and title of each signing officer under his or her signature.